SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

13.       SUPPLEMENTAL CASH FLOW INFORMATION

	December 31,	December 31,	December 31,
	2020	2019	2018
Shares issued for intangible assets	$—	$—	$131,527
Property, plant and equipment in accounts payable and accrued liabilities	$28,280	$97,180	$34,402
Interest paid	$9,088	$737	$—
Income taxes paid (recovered)	$229,233	$487,206	$(3,907)